RBC Common Stock Fund - Additional information (Detail)	Dec. 31, 2025	Dec. 31, 2024
EBP 003 [Member]
Employee Benefit Plan Schedule of Employer Common Stock Fund [Line Items]
EBP, investment, employer, common stock, to total asset, percentage	12.00%	10.00%